Share-based compensation - Time Restricted Stock Units - Changes in TRSUs (Details) - Time Restricted Stock Units	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	206,495
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 16.17
TRSUs granted during the year (in shares) | shares	116,931
TRSUs granted during the year, Weighted average fair value at grant date | $ / shares	$ 16.71
TRSUs vested during the year (in shares) | shares	(67,375)
TRSUs vested during the year, Weighted average fair value at grant date | $ / shares	$ (14.47)
Balance as at the end (none of which are vested) | shares	256,051
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 13.29